UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Estate Counselors, LLC
Address:  414 N. Main Street
          Thiensville, WI 53092

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett M. Alabado
Title:    Investment Specialist
Phone:    (262) 238-6996

Signature, Place, and Date of Signing:

    /s/ Garrett M. Alabado           Thiensville, WI           October 19, 2012
    ----------------------           ---------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           66
                                         -----------

Form 13F Information Table Value Total:  $   149,945
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ADVANTAGE OIL & GAS LTD COM NPV ISIN
  #CA00765F1018 SEDOL #B66PKS8           COM      00765F101         119      30,060 SH       Sole                             30,060
ACCRETIVE HEALTH INC COM USD0.01         COM      00438V103         632      51,139 SH       Sole                             51,139
WISDOMTREE TR ASIA LOCAL DEBT FD         ETF      97717X842         853      16,123 SH       Sole                             16,123
ALPS ETF TR ALERIAN MLP ETF              COM      00162Q866         874      51,826 SH       Sole                             51,826
VANGUARD BD INDEX FD INC SHORT TERM BD
  ETF                                    ETF      921937827       1,868      22,987 SH       Sole                             22,987
SPDR SERIES TRUST BARCLAYS INTL ETF      ETF      78464A516       2,397      38,740 SH       Sole                             38,740
SPDR SER TR LEHMAN SHORT TERM INTL
  TREAS BD ETF                           ETF      78464A334       4,473     119,870 SH       Sole                            119,870
CALAMOS CONV OPPORTU NITIES & INCOME FD  COM      128117108         318      25,320 SH       Sole                             25,320
ISHARES BARCLAYS INTERMEDIATE CR BD FD   ETF      464288638       5,546      49,540 SH       Sole                             49,540
ISHARES BARCLAYS 1-3 YR CD BD FD         ETF      464288646       1,649      15,590 SH       Sole                             15,590
POWERSHARES DB MULTI SECTOR COMMODITY
  TR POWER SHARES DB AGRIC FD COM UNIT   ETF      73936B408         528      18,190 SH       Sole                             18,190
ISHARES TR DOW JONES SELECT DIVID INDEX
  FD                                     ETF      464287168       6,755     114,642 SH       Sole                            114,642
EATON VANCE SR FLOATING RATE TR          COM      27828Q105         514      31,972 SH       Sole                             31,972
WISDOMTREE TR EMERGING MARKETS LOCAL
  DEBT FD                                ETF      97717X867         693      13,114 SH       Sole                             13,114
SPDR GOLD TR GOLD SHS                    ETF      78463V107       5,517      32,540 SH       Sole                             32,540
ISHARES TR IBOXX $ HIGH YIELD CORP BD FD ETF      464288513       2,008      21,480 SH       Sole                             21,480
ISHARES TR COHEN & STEERS REALTY MAJORS
  INDEX FD                               ETF      464287564         266       3,403 SH       Sole                              3,403
ISHARES TR DOW JONES EPAC SELECT
  DIVIDEND INDEX FD                      ETF      464288448         788      23,850 SH       Sole                             23,850
ISHARES BARCLAYS 7-10 YEAR TREASURY
  BOND FD                                ETF      464287440       1,562      14,600 SH       Sole                             14,600
ISHARES TR DOW JONES US PHARMACEUTICALS
  INDEX FD                               ETF      464288836       1,838      19,975 SH       Sole                             19,975
ISHARES CORE S&P MID-CAP ETF             ETF      464287507         499       4,975 SH       Sole                              4,975
ISHARES CORE S&P SMALL-CAP ETF           ETF      464287804       1,140      14,782 SH       Sole                             14,782
SPDR SER TR BARCLAYS CAP TIPS ETF        ETF      78464A656       1,649      27,310 SH       Sole                             27,310
ISHARES TR RUSSELL 1000 VALUE INDEX FD   ETF      464287598       1,021      13,807 SH       Sole                             13,807
ISHARES TR RUSSELL 2000 INDEX FD         ETF      464287655       5,947      70,854 SH       Sole                             70,854
ISHARES TR RUSSELL MIDCAP INDEX FD       ETF      464287499         996       8,840 SH       Sole                              8,840
ISHARES TR S&P GLOBAL HEALTHCARE SECTOR
  INDEX FD                               ETF      464287325         659       9,950 SH       Sole                              9,950
ISHARES TR S&P GLOBAL
  TELECOMMUNICATIONS SECTOR INDEX FD     ETF      464287275         445       7,400 SH       Sole                              7,400
ISHARES TR DOW JONES U S ENERGY SECTOR
  INDEX FD                               ETF      464287796         311       7,250 SH       Sole                              7,250
ISHARES TR DOW JONES U S REAL ESTATE
  INDEX FD                               ETF      464287739       1,547      23,900 SH       Sole                             23,900
SPDR SER TR BARCLAYS CAP HIGH YIELD BD
  ETF                                    ETF      78464A417       5,456     134,236 SH       Sole                            134,236
ISHARES TR S&P GLOBAL UTILITIES INDEX FD ETF      464288711         288       6,620 SH       Sole                              6,620
ISHARES IBOXX $ INVESTOP INVESTMENT
  GRADE CORP BD FUND                     ETF      464287242       2,312      19,295 SH       Sole                             19,295
ISHARES BARCLAYS MBS BOND FD             ETF      464288588         903       8,311 SH       Sole                              8,311
SPDR S&P MIDCAP 400 ETF TR UNIT SER 1
  STANDARD & POORS DEP RCPT              ETF      78467Y107         688       3,770 SH       Sole                              3,770
ISHARES S&P NATL AMT FREE MUNI BND FND   ETF      464288414       9,030      80,800 SH       Sole                             80,800
FIDELITY NASDAQ COMPOSITE INDEX
  TRACKING STOCK                         ETF      315912808         240       1,960 SH       Sole                              1,960
POWERSHARES EXCHANGE TRADED FD TR
  DYNAMIC FOOD & BEVERAGE PORTFOLIO      ETF      73935X849         587      28,850 SH       Sole                             28,850
ISHARES TR S&P U S PFD STK INDEX FD      ETF      464288687         445      11,100 SH       Sole                             11,100
POWERSHARES EXCHANGE TRADED FD TR
  DYNAMIC PHARMACEUTICALS PORTFOLIO      ETF      73935X799         319       8,980 SH       Sole                              8,980
POWERSHARES GLOBAL EXCHANGE TRADED I-30
  LADDERED TREASURY PORTFOLIO ISIN
  #US73936T5240 SEDOL #B68TXM3           ETF      73936T524       1,591      48,920 SH       Sole                             48,920
ING PRIME RATE TR SH BEN INT             COM      44977W106         873     141,960 SH       Sole                            141,960
POWERSHARES QQQ TR UNIT SER 1            ETF      73935A104       9,460     138,735 SH       Sole                            138,735
SPDR SER TR NUVEEN BARCLAYS CAP SHORT
  TERM MUN BD ETF                        ETF      78464A425       2,043      83,531 SH       Sole                             83,531
ISHARES BARCLAYS SHORT TREAS BD FD       ETF      464288679       1,136      10,310 SH       Sole                             10,310
ISHARES BARCLAYS 1-3 YEAR TREASURY BD FD ETF      464287457       1,558      18,470 SH       Sole                             18,470
SPDR S&P 500 ETF TRUST UNIT SER 1 S&P    ETF      78462F103         678       4,632 SH       Sole                              4,632
ISHARES S&P SHORT TERM NATL AMT FREE
  MUNI BND FND                           ETF      464288158       2,040      19,106 SH       Sole                             19,106
ISHARES BARCLAYS TREAS INFLATION
  PROTECTED SECS FD                      ETF      464287176       9,078      74,869 SH       Sole                             74,869
UNITED STS COMMODITY INDEX FD COMMODITY
  INDEX FD                               ETF      911717106         647      10,679 SH       Sole                             10,679
POWERSHARES DB U S DLR INDEX TR
  POWERSHARES DB US$ INDEX BULLISH FD
  COM UNIT                               ETF      73936D107       4,689     216,675 SH       Sole                            216,675
VANGUARD INDEX FDS VANGUARD SMALL CAP
  VIPERS FORMERLY VANGUARD INDEX TR      ETF      922908751       2,160      26,689 SH       Sole                             26,689
VANGUARD SCOTTSDALE FDS SHORT TERM CORP  ETF      92206C409       4,280      53,040 SH       Sole                             53,040
VANGUARD SECTOR INDEX FDS VANGUARD
  CONSUMER STAPLES VIPERS                ETF      92204A207       5,048      54,410 SH       Sole                             54,410
VANGUARD SPECIALIZED PORTFOLIOS DIV
  APPRECIATION INDEX FD VIPER SHS        ETF      921908844         660      10,910 SH       Sole                             10,910
VANGUARD MORTGAGE BACKED SECURITIES ETF  ETF      92206C771         353       6,705 SH       Sole                              6,705
VANGUARD INDEX FDS VANGUARD REIT ETF
  FORMERLY VANGUARD INDEX TR TO
  05/24/01 REIT VIPER SHS                ETF      922908553         198       3,025 SH       Sole                              3,025
VANGUARD INDEX FDS VANGUARD MID CAP
  VIPERS FORMERLY VANGUARD INDEX TR      ETF      922908629       7,148      86,661 SH       Sole                             86,661
VANGUARD SECTOR INDEX FDS VANGUARD
  UTILS VIPERS                           ETF      92204A876         828      10,370 SH       Sole                             10,370
VANGUARD INDEX FDS VANGUARD TOTAL STK
  MKT ETF                                ETF      922908769         281       3,755 SH       Sole                              3,755
VANGUARD INDEX FDS VANGUARD VALUE
  VIPERS FORMERLY VANGUARD INDEX TR      ETF      922908744         249       4,140 SH       Sole                              4,140
SPDR SER TR DB INTL GOVT INFLATION
  PROTECTED                              ETF      78464A490       6,590     104,900 SH       Sole                            104,900
SECTOR SPDR TR SHS BEN INT ENERGY        ETF      81369Y506       1,047      13,967 SH       Sole                             13,967
SECTOR SPDR TR SHS BEN INT CONSUMER
  STAPLES                                ETF      81369Y308         870      23,945 SH       Sole                             23,945
SECTOR SPDR TR SHS BEN INT UTILITIES     ETF      81369Y886       7,887     211,548 SH       Sole                            211,548
SPDR SER TR S&P PHARMACEUTICALS ETF      ETF      78464A722       4,870      80,000 SH       Sole                             80,000